Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net Income (loss)	$ (1,265,099)	$ (8,304,268)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss from discontinued operations	335,993	3,052,648
Depreciation and amortization	164,471	165,770
Stock-based compensation	557,147	1,187,552
Deferred income tax expense	0	775,257
Amortization of right-of-use assets	96,972	136,441
Accretion of deferred acquisition consideration	27,370	59,467
Gain on litigation settlement	(1,442,468)	0
Gain on sale of equity investment and settlement of contingent consideration receivable	(382,525)	0
Equity in loss of affiliate	245,525	0
Changes in operating assets and liabilities:
Accounts receivable	149,779	132,688
Prepaid expenses and other current assets	61,925	84,842
Other assets	58,682	0
Accounts payable	(77,894)	(422,939)
Contract liabilities	(156,730)	(149,149)
Accrued payroll and related liabilities and other accrued liabilities	(139,106)	653,786
Operating lease liability	(153,635)	(142,420)
Commissions payable	(100,737)	846
Cash used in operating activities of continuing operations	(2,020,330)	(2,769,479)
Cash used in operating activities of discontinued operations	(693,106)	(2,330,754)
Net cash used in operating activities	(2,713,436)	(5,100,233)
Cash flows from investing activities
Acquisition of property and equipment	0	(234,060)
Proceeds from sale of equity investment and settlement of contingent consideration receivable	1,400,000	0
Proceeds from disposal of business	935,974	0
Net cash provided by (used in) investing activities	2,335,974	(234,060)
Cash flows from financing activities
Borrowings under revolving line of credit	575,000	0
Repayments under revolving line of credit	(500,000)	0
Premium financing borrowings	305,759	0
Premium financing repayments	(211,688)	0
Proceeds from issuance of stock	347,108	1,887,000
Proceeds from exercise of stock options	7,400	37,642
Net cash provided by financing activities	523,579	1,924,642
Net increase (decrease) in cash and cash equivalents	146,117	(3,409,651)
Cash and cash equivalents, beginning of period	731,081	4,931,302
Cash and cash equivalents, end of period	877,198	1,521,651
Supplemental cash flow Information
Interest paid	18,356	1,002
Non-cash investing and financing activities:
Non-cash proceeds on disposal of business	1,263,000	0
Value of common stock issued in connection with common stock purchase agreement	$ 0	$ 112,500